Income Taxes - Components of deferred tax liabilties and assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 02, 2019	Dec. 31, 2018
Deferred Tax Liabilities
Properties, plants and equipment, and intangibles	$ 8,660		$ 8,004
Inventory	35		60
Deferred state income tax	0		61
Other	234		156
Total deferred tax liabilities	8,929		8,281
Deferred Tax Assets
Benefit plan accruals	542		641
Asset retirement obligations and accrued environmental costs	2,339		2,891
Investments in joint ventures (Asset)	1,722		104
Other financial accruals and deferrals	777		330
Loss and credit carryforwards	8,968		2,378
Other	345		398
Total deferred tax assets	14,693		6,742
Less valuation allowance	(10,214)		(3,040)
Net deferred tax assets	4,479	$ 151	3,702
Total deferred tax liabilities	$ 4,450		$ 4,579